UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

             Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [    ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [    ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [    ]

    X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Cottonwood CLO LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001722145

Central Index Key Number of underwriter (if applicable):

Donald J. Puglisi / (302) 738-6680

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated November 14, 2017, of Ernst & Young LLP, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 14, 2017	Cottonwood CLO LLC (Securitizer)

	By:	/s/ Donald J. Puglisi
	Name:	Donald J. Puglisi
	Title:	Manager

Exhibit 99.1	Agreed-upon procedures report, dated November 14, 2017, of Ernst & Young LLP.